1. Basis of Presentation	3 Months Ended
Jun. 30, 2011
Basis of Presentation and Significant Accounting Policies [Text Block]
1.             Basis of Presentation

The information as of June 30, 2011 and for the three month periods ended June 30, 2011 and 2010, are unaudited, but include all adjustments (consisting of normal recurring adjustments) which the Company’s management believes to be necessary for the fair presentation of the financial position, results of operations and cash flows for the periods presented.  Interim results are not necessarily indicative of results for a full year.

The accompanying financial statements should be read in conjunction with the Company’s audited financial statements for the year ended March 31, 2011, which are included in the annual report on Form 10-K filed by the Company with the Securities and Exchange Commission.

Use of Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from those estimates under different assumptions or conditions.

Summary of Significant Accounting Policies, Income Taxes

Income taxes are calculated under Accounting Standard Codification Topic 740 “Accounting for Income Taxes”.  Under ASC 740, the liability method is used in accounting for income taxes, which includes the effects of deferred tax assets or liabilities.  Deferred tax assets or liabilities are recognized for the expected tax consequences of temporary differences between the financial statement and tax bases of assets and liabilities using the enacted tax rates that will be in effect when these differences reverse. The Company provides a valuation allowance to reduce deferred tax assets to the amount that is expected, based on whether such assets are more likely than not to be utilized.